Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Hometown Financial Group, Inc./MD
Entity Incorporation State Country Code	MD
Entity File Number	333-298861
Entity Tax Identification Number	32-0873927
Entity Address Address Line 1	36 Main Street, Easthampton
Entity Address City Or Town	Easthampton
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01027
City Area Code	413
Local Phone Number	779-2218
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002152644